REVISION OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense	$ (369)	$ (1,805)	$ (2,268)	$ (2,212)	$ (3,873)	$ (1,795)	$ (1,256)	$ (4,480)	$ (3,051)	$ (6,285)	$ (6,925)	$ (10,417)	$ (8,776)
Other long-term liabilities	11,404											10,790	6,450
Selling, general and administrative	30,200	28,904	29,407	27,717	26,114	21,741	19,010	57,125	40,751	86,029	66,864	112,220	92,303
Accounts receivable, net	48,055	41,712	51,044	57,439	52,895	47,841	42,358	51,044	47,841	41,712	52,895	44,538	51,615
Total revenue	$ 65,975	66,137	70,921	68,978	67,933	60,798	55,352	139,899	116,150	206,036	184,084	268,447	248,435
Accumulated Amortization												$ (340,278)	(290,420)
Adjustments | Income tax adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense		808	350	371	299	165	238	721	403	1,529	702		732
Other long-term liabilities		800	400	400	300	200	200	400	200	800	300		700
Adjustments | Indirect tax adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other long-term liabilities		100	100	100	100	100	100	100	100	100	100		500
Selling, general and administrative		79	79	79	114	114	114	158	228	237	342		457
Adjustments | Error Correction, Other, Customer Billing Error
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable, net		50	50	50	50	50	50	50	50	50	50		220
Total revenue		50	50	50	50	50	50						220
Adjustments | Error Correction, Other, Purchase Price Allocation Misclass
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated Amortization		20	20	20	20	20	20	20	20	20	20		(80)
Adjustments | Error Correction, Other, Recognition Period Error
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue		(600)	600
Adjustments | Error Correction, Other, Recognition Period Error | IPO
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial public offering costs						(1,400)	1,400
Adjustments | Error Correction, Other, Pre-Tax Loss Tax Effect
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense		(70)	140	(40)	(460)	690	(230)						190
Other long-term liabilities		$ (70)	$ 140	$ (40)	$ (460)	$ 690	$ (230)	$ 140	$ 690	$ (70)	$ (460)		$ 190